Share-based Option Plan - Summary of Fair Value of RSUs and Expense (Detail)	12 Months Ended
	Dec. 31, 2019 BRL (R$) shares Options	Dec. 31, 2018 Options	Dec. 31, 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted | Options	170,000	291,609
Total shares outstanding | Options	589,394	729,593	809,946
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	1,895,813
Total shares outstanding	589,394
Restricted stock units program one[ member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	487,670
Total shares outstanding	7,934
Fair value as of grant date | R$	R$ 21,000
Restricted stock units program two [member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	294,286
Total shares outstanding	8,094
Fair value as of grant date | R$	R$ 21,000
Restricted stock units program three [member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	367,184
Total shares outstanding	75,527
Fair value as of grant date | R$	R$ 21,000
Restricted stock units program four [member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	285,064
Total shares outstanding	122,740
Fair value as of grant date | R$	R$ 24,170
Restricted stock units program five[ member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	291,609
Total shares outstanding	205,099
Fair value as of grant date | R$	R$ 24,430
Restricted stock units program six [ member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	170,000
Total shares outstanding	170,000
Fair value as of grant date | R$	R$ 51,650